Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other non-current assets [Abstract]
Other non-current assets
	December 31, 2014	December 31, 2015
$1.3 billion Senior Secured Term Loan B Facility	$1,296,750	$1,283,750
$1.9 billion Secured Term Loan B Facility	1,876,250	1,857,250
$462 million Senior Secured Credit Facility	-	432,821
7.25% Senior Unsecured Notes	500,000	229,411
6.50% Senior Secured Notes	800,000	607,742
Less: Deferred financing costs	(100,550)	(82,506)
Total debt	4,372,450	4,328,468
Less: Current portion	(19,858)	(56,725)
Long-term portion	$4,352,592	$4,271,743